Fees Summary	Sep. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,727,000
Previously Paid Amount	0.00
Total Fee Amount	514.71
Total Offset Amount	0.00
Net Fee	$ 514.71